Borrowings - Maturity (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about borrowings [line items]
Total	R$ 34,609	R$ 42,839
2024
Disclosure of detailed information about borrowings [line items]
Total	0	726
2025
Disclosure of detailed information about borrowings [line items]
Total	1,237	15,452
2026
Disclosure of detailed information about borrowings [line items]
Total	2,732	1,376
2027
Disclosure of detailed information about borrowings [line items]
Total	21,253	25,285
2028
Disclosure of detailed information about borrowings [line items]
Total	9,387	0
Not Later Than One Year And Not Later Than Five Years
Disclosure of detailed information about borrowings [line items]
Total	R$ 34,609	R$ 42,839